Supplier finance arrangements	12 Months Ended
Dec. 31, 2024
Supplier Finance Arrangements [Abstract]
Supplier finance arrangements

Note 15 - Supplier finance arrangements:

The carrying amount of liabilities under supplier finance arrangement at December 31, 2024 and 2023 are the following:

	December 31, 2024		December 31, 2023
Recognized in suppliers	Ps.	—	Ps.	23,100
Recognized in debt (See Note 14)		684,755		449,850
Total	Ps.	684,755	Ps.	472,950

Liabilities under supplier finance arrangements of which the supplier has received payment from the finance provider:

	December 31, 2024		December 31, 2023
Recognized in suppliers	Ps.	—	Ps.	23,100
Recognized in debt (See Note 14)	Ps.	684,755	Ps.	449,850

The ranges of payment due dates are:

	2024	2023
Liabilities under supplier finance arrangement	1 - 15	1 - 15
Comparable trade payables that are not part of the supplier finance arrangement	45 - 60	45 - 60

There were no business combinations or foreign exchange differences that would affect the liabilities under the supplier finance arrangement in either period presented in the financial statements. There were non-cash transfers from suppliers to debt of Ps.3,498,928 and Ps.2,195,833 in 2024 and 2023, respectively.

The carrying amounts of liabilities under the supplier finance arrangement are considered to be reasonable approximations of their fair values, due to their short-term nature.